UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

This annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - Investor Class	$94	0.84%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve, along with diminished political uncertainty following the U.S. elections.

  Stock selection in the information technology sector was a very strong contributor to performance relative to the Russell Midcap Growth Index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock choices in utilities and consumer staples companies also added value, though to a lesser degree.

  Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance.

  The fund seeks to provide long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,632	10,180	10,538
2015	10,627	10,194	10,418
2015	9,735	9,455	9,585
2015	10,206	10,048	9,980
2016	10,184	10,145	10,038
2016	10,383	10,412	10,195
2016	10,857	10,870	10,663
2016	10,971	11,327	10,711
2017	11,783	11,978	11,450
2017	12,371	12,339	11,932
2017	12,922	12,903	12,563
2017	13,683	13,721	13,418
2018	14,042	13,633	13,710
2018	14,465	14,163	14,143
2018	15,489	15,172	15,214
2018	13,258	13,002	12,780
2019	15,829	14,828	15,288
2019	16,953	15,435	16,114
2019	16,840	15,614	16,005
2019	18,283	17,035	17,314
2020	14,368	13,475	13,844
2020	18,802	16,443	18,033
2020	20,163	17,957	19,724
2020	24,097	20,593	23,475
2021	24,002	21,900	23,342
2021	26,358	23,705	25,927
2021	26,410	23,681	25,730
2021	27,408	25,877	26,463
2022	23,965	24,512	23,134
2022	19,446	20,418	18,259
2022	19,498	19,506	18,140
2022	20,658	20,907	19,392
2023	22,245	22,408	21,163
2023	23,744	24,288	22,483
2023	22,286	23,497	21,308
2023	24,952	26,334	24,408
2024	27,707	28,973	26,726
2024	26,961	29,904	25,867
2024	28,715	31,767	27,559
2024	30,873	32,604	29,803

202501-4140694, 202502-4108271

F149-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Diversified Mid-Cap Growth Fund (Investor Class)	23.73%	11.05%	11.93%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,747,871
  Number of Portfolio Holdings280
  Investment Advisory Fees Paid (000s)$14,986
  Portfolio Turnover Rate46.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	27.3%
Industrials & Business Services	17.7
Consumer Discretionary	13.9
Financials	12.7
Health Care	12.5
Communication Services	4.2
Energy	4.0
Real Estate	2.2
Consumer Staples	2.0
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Palantir Technologies	4.8%
AppLovin	2.9
Vistra	2.0
Trade Desk	1.8
Ameriprise Financial	1.6
Axon Enterprise	1.5
Cencora	1.4
Vertiv Holdings	1.4
Fair Isaac	1.4
Datadog	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

This annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - I Class	$75	0.67%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve, along with diminished political uncertainty following the U.S. elections.

  Stock selection in the information technology sector was a very strong contributor to performance relative to the Russell Midcap Growth Index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock choices in utilities and consumer staples companies also added value, though to a lesser degree.

  Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance.

  The fund seeks to provide long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
6/30/17	514,541	509,345	513,784
9/30/17	537,658	532,629	540,928
12/31/17	569,489	566,383	577,744
3/31/18	584,593	562,733	590,307
6/30/18	602,408	584,617	608,945
9/30/18	645,202	626,264	655,070
12/31/18	552,531	536,695	550,298
3/31/19	659,821	612,065	658,272
6/30/19	706,849	637,130	693,830
9/30/19	702,574	644,537	689,157
12/31/19	762,896	703,172	745,487
3/31/20	599,834	556,211	596,091
6/30/20	785,150	678,731	776,474
9/30/20	842,347	741,226	849,258
12/31/20	1,006,938	850,050	1,010,779
3/31/21	1,003,224	904,001	1,005,066
6/30/21	1,102,411	978,489	1,116,348
9/30/21	1,104,814	977,494	1,107,864
12/31/21	1,146,745	1,068,182	1,139,434
3/31/22	1,003,311	1,011,798	996,089
6/30/22	814,646	842,816	786,196
9/30/22	817,306	805,188	781,062
12/31/22	866,039	863,017	834,966
3/31/23	933,354	924,984	911,248
6/30/23	996,507	1,002,560	968,057
9/30/23	935,801	969,939	917,487
12/31/23	1,048,235	1,087,028	1,050,945
3/31/24	1,164,473	1,195,942	1,150,749
6/30/24	1,133,581	1,234,403	1,113,771
9/30/24	1,207,669	1,311,296	1,186,627
12/31/24	1,299,250	1,345,826	1,283,237

202501-4140694, 202502-4108271

F1084-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Diversified Mid-Cap Growth Fund (I Class)	23.95%	11.24%	13.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.79
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	13.09

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,747,871
  Number of Portfolio Holdings280
  Investment Advisory Fees Paid (000s)$14,986
  Portfolio Turnover Rate46.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	27.3%
Industrials & Business Services	17.7
Consumer Discretionary	13.9
Financials	12.7
Health Care	12.5
Communication Services	4.2
Energy	4.0
Real Estate	2.2
Consumer Staples	2.0
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Palantir Technologies	4.8%
AppLovin	2.9
Vistra	2.0
Trade Desk	1.8
Ameriprise Financial	1.6
Axon Enterprise	1.5
Cencora	1.4
Vertiv Holdings	1.4
Fair Isaac	1.4
Datadog	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 39.85 $ 35.28 $ 47.37 $ 46.04 $ 36.66
Investment activities
Net investment loss
(1)(2)
(0.10) (0.02) (0.03) (0.20) (0.03)
Net realized and unrealized
gain/loss 9.77 7.31 (11.63) 6.33 11.63
Total from investment
activities 9.67 7.29 (11.66) 6.13 11.60
Distributions
Net investment income —
(3)
— — — (0.02)
Net realized gain (3.92) (2.72) (0.43) (4.80) (2.20)
Total distributions (3.92) (2.72) (0.43) (4.80) (2.22)
NET ASSET VALUE
End of period $ 45.60 $ 39.85 $ 35.28 $ 47.37 $ 46.04
Ratios/Supplemental Data
Total return
(2)(4)
23.73% 20.78% (24.63)% 13.74% 31.80%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.84% 0.86% 0.87% 0.79% 0.80%
Net expenses after waivers/
payments by Price Associates 0.84% 0.86% 0.87% 0.79% 0.80%
Net investment loss (0.22)% (0.05)% (0.08)% (0.41)% (0.08)%
Portfolio turnover rate 46.8% 49.7% 30.5% 33.3% 60.0%
Net assets, end of period (in
millions) $1,118 $1,004 $922 $1,926 $1,761
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 40.04 $ 35.38 $ 47.41 $ 46.09 $ 36.68
Investment activities
Net investment income
(loss)
(1)(2)
(0.02) 0.05 0.06 (0.13) 0.01
Net realized and unrealized
gain/loss 9.82 7.35 (11.66) 6.33 11.66
Total from investment
activities 9.80 7.40 (11.60) 6.20 11.67
Distributions
Net investment income —
(3)
(0.02) — — (0.02)
Net realized gain (3.92) (2.72) (0.43) (4.88) (2.24)
Total distributions (3.92) (2.74) (0.43) (4.88) (2.26)
NET ASSET VALUE
End of period $ 45.92 $ 40.04 $ 35.38 $ 47.41 $ 46.09
Ratios/Supplemental Data
Total return
(2)(4)
23.95% 21.04% (24.48)% 13.88% 31.99%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.68% 0.68% 0.65% 0.66%
Net expenses after waivers/
payments by Price Associates 0.67% 0.68% 0.68% 0.65% 0.66%
Net investment income (loss) (0.05)% 0.13% 0.17% (0.27)% 0.03%
Portfolio turnover rate 46.8% 49.7% 30.5% 33.3% 60.0%
Net assets, end of period (in
thousands) $1,629,811 $1,051,766 $823,847 $577,684 $531,487
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.8%
COMMUNICATION SERVICES  4.2%
Entertainment  1.3%
ROBLOX, Class A (1) 473,300 27,385
Spotify Technology (1) 14,450 6,465
Take-Two Interactive Software (1) 15,653 2,881
36,731
Interactive Media & Services  0.9%
Pinterest, Class A (1) 597,500 17,327
Reddit, Class A (1) 40,936 6,691
24,018
Media  2.0%
Omnicom Group  73,000 6,281
Trade Desk, Class A (1) 418,408 49,175
55,456
Total Communication Services 116,205
CONSUMER DISCRETIONARY  13.9%
Broadline Retail  1.0%
Coupang (1) 1,123,300 24,690
Ollie's Bargain Outlet Holdings (1) 34,400 3,775
28,465
Distributors  0.1%
Pool  7,300 2,489
2,489
Diversified Consumer Services  0.6%
Bright Horizons Family Solutions (1) 41,700 4,622
Duolingo (1) 28,600 9,273
Service Corp. International  40,412 3,226
17,121
Hotels, Restaurants & Leisure  5.8%
Cava Group (1) 84,400 9,520
Churchill Downs  75,000 10,015
Darden Restaurants  48,637 9,080
Domino's Pizza  11,800 4,953
DoorDash, Class A (1) 21,800 3,657
DraftKings, Class A (1) 403,680 15,017
Dutch Bros, Class A (1) 53,600 2,808
Hilton Worldwide Holdings  124,990 30,892
Hyatt Hotels, Class A  22,700 3,563

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Light & Wonder (1) 46,100 3,982
Planet Fitness, Class A (1) 64,100 6,338
Royal Caribbean Cruises  140,500 32,412
Texas Roadhouse  65,200 11,764
Viking Holdings (1) 140,531 6,192
Wingstop  34,200 9,720
159,913
Household Durables  0.4%
NVR (1) 894 7,312
SharkNinja (1) 23,000 2,239
TopBuild (1) 5,500 1,713
11,264
Specialty Retail  4.2%
AutoZone (1) 1,051 3,365
Bath & Body Works  64,600 2,505
Burlington Stores (1) 74,248 21,165
Carvana (1) 46,100 9,375
Dick's Sporting Goods  11,100 2,540
Floor & Decor Holdings, Class A (1) 27,700 2,762
RH (1) 8,200 3,228
Ross Stores  180,600 27,319
Tractor Supply  456,000 24,195
Ulta Beauty (1) 27,595 12,002
Williams-Sonoma  33,800 6,259
114,715
Textiles, Apparel & Luxury Goods  1.8%
Birkenstock Holding (1) 52,300 2,963
Deckers Outdoor (1) 146,500 29,753
On Holding, Class A (1)(2) 177,100 9,700
Skechers USA, Class A (1) 91,500 6,152
48,568
Total Consumer Discretionary 382,535
CONSUMER STAPLES  2.0%
Beverages  0.4%
Brown-Forman, Class B  67,192 2,552
Celsius Holdings (1)(2) 159,846 4,210
Primo Brands  115,800 3,563
10,325
Consumer Staples Distribution & Retail  1.2%
BJ's Wholesale Club Holdings (1) 60,874 5,439
Casey's General Stores  29,489 11,684

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Performance Food Group (1) 70,750 5,982
U.S. Foods Holding (1) 136,400 9,202
32,307
Food Products  0.2%
Freshpet (1) 28,600 4,236
4,236
Personal Care Products  0.2%
elf Beauty (1)(2) 52,050 6,535
6,535
Total Consumer Staples 53,403
ENERGY  4.0%
Energy Equipment & Services  0.2%
Halliburton  69,822 1,898
Noble  61,800 1,941
TechnipFMC  93,300 2,700
6,539
Oil, Gas & Consumable Fuels  3.8%
Cheniere Energy  101,700 21,852
Coterra Energy  84,300 2,153
Diamondback Energy  33,600 5,505
Expand Energy  36,600 3,644
Magnolia Oil & Gas, Class A  131,200 3,067
Matador Resources  58,700 3,303
Permian Resources  487,300 7,007
Targa Resources  209,800 37,449
Viper Energy  430,489 21,124
105,104
Total Energy 111,643
FINANCIALS  12.7%
Banks  1.2%
NU Holdings, Class A (1) 3,109,144 32,211
32,211
Capital Markets  7.2%
Ameriprise Financial  80,300 42,754
Ares Management, Class A  176,800 31,299
Blue Owl Capital (2) 392,800 9,137
Cboe Global Markets  14,893 2,910
Coinbase Global, Class A (1) 142,550 35,395
LPL Financial Holdings  62,110 20,280
Morningstar  11,454 3,857

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MSCI  38,886 23,332
Robinhood Markets, Class A (1) 164,500 6,129
StepStone Group, Class A  113,500 6,569
TPG  66,120 4,155
Tradeweb Markets, Class A  85,651 11,214
197,031
Financial Services  2.3%
Block (1) 189,850 16,135
Corebridge Financial  113,900 3,409
Corpay (1) 60,508 20,477
Mr. Cooper Group (1) 37,800 3,629
Shift4 Payments, Class A (1)(2) 35,300 3,664
Toast, Class A (1) 331,000 12,065
WEX (1) 15,600 2,735
62,114
Insurance  2.0%
Allstate  55,800 10,758
Arch Capital Group  49,700 4,590
Arthur J Gallagher  17,300 4,910
Brown & Brown  127,600 13,018
Hartford Financial Services Group  26,900 2,943
Kinsale Capital Group  23,400 10,884
Ryan Specialty Holdings  117,706 7,552
54,655
Total Financials 346,011
HEALTH CARE  12.4%
Biotechnology  3.9%
Alkermes (1) 71,000 2,042
Alnylam Pharmaceuticals (1) 97,780 23,009
Argenx, ADR (1) 14,667 9,020
Ascendis Pharma, ADR (1) 19,960 2,748
Avidity Biosciences (1) 56,500 1,643
BeiGene, ADR (1) 11,700 2,161
BioNTech, ADR (1) 16,728 1,906
Blueprint Medicines (1) 20,750 1,810
Exact Sciences (1) 85,918 4,828
Insmed (1) 39,200 2,706
Krystal Biotech (1)(2) 12,100 1,896
Legend Biotech, ADR (1) 59,100 1,923
Madrigal Pharmaceuticals (1) 9,700 2,993
Natera (1) 107,900 17,081
Neurocrine Biosciences (1) 100,022 13,653

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Nuvalent, Class A (1) 26,800 2,098
REVOLUTION Medicines (1) 51,400 2,248
Sarepta Therapeutics (1) 79,700 9,691
United Therapeutics (1) 7,100 2,505
Vaxcyte (1) 27,700 2,267
108,228
Health Care Equipment & Supplies  3.4%
Alcon  25,100 2,131
Dexcom (1) 327,100 25,438
Globus Medical, Class A (1) 45,500 3,763
IDEXX Laboratories (1) 64,300 26,584
Inspire Medical Systems (1) 16,100 2,985
Insulet (1) 45,806 11,958
Lantheus Holdings (1) 46,100 4,124
Penumbra (1) 29,003 6,888
ResMed  42,620 9,747
93,618
Health Care Providers & Services  3.2%
Cardinal Health  146,625 17,341
Cencora  176,000 39,544
Chemed  8,500 4,503
Encompass Health  86,400 7,979
Molina Healthcare (1) 22,825 6,643
Quest Diagnostics  15,000 2,263
Tenet Healthcare (1) 80,700 10,187
88,460
Health Care Technology  0.7%
Veeva Systems, Class A (1) 96,295 20,246
20,246
Life Sciences Tools & Services  1.2%
Agilent Technologies  18,118 2,434
Bio-Rad Laboratories, Class A (1) 6,211 2,040
Bio-Techne  42,200 3,040
Bruker  47,400 2,779
ICON (1) 11,500 2,412
IQVIA Holdings (1) 20,000 3,930
Medpace Holdings (1) 17,850 5,930
Mettler-Toledo International (1) 2,375 2,906
Repligen (1) 23,404 3,369

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  11,739 3,845
32,685
Total Health Care 343,237
INDUSTRIALS & BUSINESS SERVICES  17.7%
Aerospace & Defense  3.4%
Axon Enterprise (1) 70,100 41,662
BWX Technologies  27,800 3,096
HEICO  98,165 23,338
Howmet Aerospace  130,300 14,251
L3Harris Technologies  20,600 4,332
Loar Holdings (1) 60,800 4,494
Standardaero (1) 92,902 2,300
93,473
Building Products  1.2%
AAON  55,600 6,543
Advanced Drainage Systems  24,100 2,786
Carlisle  8,500 3,135
Lennox International  28,261 17,219
Trex (1) 50,000 3,452
33,135
Commercial Services & Supplies  1.0%
Clean Harbors (1) 19,100 4,396
Copart (1) 61,926 3,554
GFL Environmental (2) 60,200 2,681
RB Global  29,500 2,661
Republic Services  16,200 3,259
Rollins  83,793 3,884
Waste Connections  31,575 5,418
25,853
Construction & Engineering  1.2%
API Group (1) 99,400 3,576
Comfort Systems USA  32,528 13,794
Quanta Services  41,114 12,994
WillScot Holdings (1) 83,300 2,786
33,150
Electrical Equipment  1.7%
AMETEK  23,137 4,171
Hubbell  9,800 4,105
Vertiv Holdings, Class A  348,000 39,536
47,812

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  2.3%
Lyft, Class A (1) 496,100 6,400
Norfolk Southern  12,500 2,934
Old Dominion Freight Line  189,034 33,345
Saia (1) 18,200 8,294
XPO (1) 93,900 12,315
63,288
Machinery  0.6%
Esab  55,578 6,666
RBC Bearings (1) 12,873 3,851
Toro  37,947 3,039
Westinghouse Air Brake Technologies  17,800 3,375
16,931
Professional Services  4.3%
Booz Allen Hamilton Holding  143,570 18,477
Broadridge Financial Solutions  89,562 20,249
Equifax  25,500 6,499
FTI Consulting (1) 14,492 2,770
KBR  68,700 3,980
Paychex  106,800 14,976
Paylocity Holding (1) 59,198 11,808
Verisk Analytics  135,400 37,293
Verra Mobility (1) 99,400 2,403
118,455
Trading Companies & Distributors  2.0%
Core & Main, Class A (1) 69,400 3,533
Fastenal  473,200 34,028
Ferguson Enterprises  15,400 2,673
FTAI Aviation  20,400 2,939
SiteOne Landscape Supply (1) 16,504 2,175
United Rentals  9,100 6,410
Watsco  6,200 2,938
54,696
Total Industrials & Business Services 486,793
INFORMATION TECHNOLOGY  26.6%
Communications Equipment  0.1%
Ciena (1) 39,700 3,367
3,367
Electronic Equipment, Instruments & Components  1.0%
Badger Meter  11,200 2,376
CDW  41,678 7,254

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Celestica (1) 43,800 4,043
Coherent (1) 27,800 2,633
Corning  52,900 2,514
Keysight Technologies (1) 14,600 2,345
Zebra Technologies, Class A (1) 15,300 5,909
27,074
IT Services  4.1%
Cloudflare, Class A (1) 268,600 28,923
Gartner (1) 70,506 34,158
Globant (1)(2) 15,998 3,430
GoDaddy, Class A (1) 156,000 30,790
MongoDB (1) 60,455 14,074
111,375
Semiconductors & Semiconductor Equipment  2.7%
Entegris  118,539 11,742
First Solar (1) 11,760 2,073
Impinj (1) 14,900 2,164
Lattice Semiconductor (1) 99,179 5,618
MKS Instruments  17,400 1,816
Monolithic Power Systems  45,550 26,952
ON Semiconductor (1) 43,438 2,739
Onto Innovation (1) 26,625 4,438
Rambus (1) 50,400 2,664
Teradyne  101,450 12,775
72,981
Software  17.9%
Appfolio, Class A (1) 23,900 5,897
AppLovin, Class A (1) 244,351 79,128
Bentley Systems, Class B  74,957 3,500
Braze, Class A (1) 59,400 2,488
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)
(4) 1,136 1,503
CCC Intelligent Solutions Holdings (1) 231,300 2,713
Confluent, Class A (1) 129,752 3,628
CyberArk Software (1) 19,700 6,563
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 4,825
Datadog, Class A (1) 270,446 38,644
Descartes Systems Group (1) 53,900 6,123
DocuSign (1) 178,900 16,090
Dynatrace (1) 189,773 10,314
Elastic (1) 40,800 4,042

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Fair Isaac (1) 19,523 38,869
Fortinet (1) 34,200 3,231
Guidewire Software (1) 42,100 7,097
HubSpot (1) 44,349 30,901
Manhattan Associates (1) 63,675 17,208
Monday.com (1) 16,025 3,773
Nutanix, Class A (1) 133,400 8,161
Palantir Technologies, Class A (1) 1,736,306 131,317
Procore Technologies (1)(2) 54,270 4,066
PTC (1) 65,734 12,087
Samsara, Class A (1) 204,423 8,931
ServiceTitan, Class A (1) 12,159 1,251
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,143
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 112
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 253
Tyler Technologies (1) 35,294 20,352
Zscaler (1) 99,301 17,915
492,125
Technology Hardware, Storage & Peripherals  0.8%
Pure Storage, Class A (1) 192,500 11,825
Super Micro Computer (1) 336,450 10,255
22,080
Total Information Technology 729,002
MATERIALS  1.1%
Chemicals  0.1%
RPM International  26,273 3,233
3,233
Construction Materials  0.4%
Vulcan Materials  42,400 10,907
10,907
Containers & Packaging  0.2%
Avery Dennison  30,800 5,764
5,764
Metals & Mining  0.1%
Steel Dynamics  23,100 2,635
2,635
Paper & Forest Products  0.3%
Louisiana-Pacific  64,632 6,693
6,693
Total Materials 29,232

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.2%
Industrial Real Estate Investment Trusts  0.1%
Rexford Industrial Realty, REIT  43,300 1,674
Terreno Realty, REIT  34,600 2,046
3,720
Real Estate Management & Development  0.3%
CBRE Group, Class A (1) 20,600 2,705
CoStar Group (1) 41,700 2,985
FirstService  13,000 2,353
8,043
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  42,100 2,804
2,804
Retail Real Estate Investment Trusts  0.5%
Simon Property Group, REIT  70,900 12,210
12,210
Specialized Real Estate Investment Trusts  1.2%
CubeSmart, REIT  79,800 3,419
Iron Mountain, REIT  192,600 20,244
Lamar Advertising, Class A, REIT  80,520 9,803
33,466
Total Real Estate 60,243
UTILITIES  2.0%
Independent Power & Renewable Electricity
Producers  2.0%
Vistra  406,200 56,003
Total Utilities 56,003
Total Common Stocks (Cost $1,863,360) 2,714,307
CONVERTIBLE PREFERRED STOCKS  0.8%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,626 (1)(3)(4) 200,815 988
Total Health Care 988
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 90

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 4
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (1)(3)(4) 108,447 10,031
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)
(3)(4) 13,101 1,212
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 2,801
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 276
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,069
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 1,915
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)
(4) 32,662 136
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)
(3)(4) 26,807 112
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 2
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)
(4) 62,133 258
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)
(4) 198,465 1,044
Total Information Technology 18,950
Total Convertible Preferred Stocks (Cost $17,165) 19,938
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 635,689 636
Total Short-Term Investments (Cost $636) 636

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 14,666,891 14,667
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 14,667
Total Securities Lending Collateral (Cost $14,667) 14,667
Total Investments in Securities
100.1% of Net Assets
(Cost $1,895,828) $ 2,749,548
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $27,774 and represents 1.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 96++
Totals $ —# $ — $ 96+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 34,841  ¤  ¤ $ 15,303
Total $ 15,303^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $96 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,303.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,895,828) $ 2,749,548
Receivable for shares sold 17,078
Cash 1,058
Dividends receivable 652
Other assets 85
Total assets 2,768,421
Liabilities
Obligation to return securities lending collateral 14,667
Payable for investment securities purchased 2,121
Payable for shares redeemed 1,937
Investment management fees payable 1,524
Due to affiliates 138
Payable to directors 2
Other liabilities 161
Total liabilities 20,550
NET ASSETS $ 2,747,871

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 866,414
Paid-in capital applicable to 60,010,114 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,881,457
NET ASSETS $ 2,747,871
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,118,060; Shares outstanding:
24,516,796) $ 45.60
I Class
(Net assets: $1,629,811; Shares outstanding:
35,493,318) $ 45.92

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $39) $ 14,720
Securities lending 35
Other 3
Total income 14,758
Expenses
Investment management 14,986
Shareholder servicing
Investor Class $ 2,039
I Class 257 2,296
Prospectus and shareholder reports
Investor Class 51
I Class 20 71
Custody and accounting 237
Registration 95
Legal and audit 36
Directors 8
Miscellaneous 26
Total expenses 17,755
Net investment loss (2,997)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 251,224
Change in net unrealized gain / loss on securities 253,757
Net realized and unrealized gain / loss 504,981
INCREASE IN NET ASSETS FROM OPERATIONS $ 501,984

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (2,997) $ 698
Net realized gain 251,224 194,253
Change in net unrealized gain / loss 253,757 163,583
Increase in net assets from operations 501,984 358,534
Distributions to shareholders
Net earnings
Investor Class (88,044) (64,653)
I Class (126,480) (67,470)
Decrease in net assets from distributions (214,524) (132,123)
Capital share transactions
*
Shares sold
Investor Class 239,191 126,511
I Class 499,475 199,235
Distributions reinvested
Investor Class 86,624 63,550
I Class 122,380 64,948
Shares redeemed
Investor Class (351,070) (224,537)
I Class (191,589) (146,856)
Increase in net assets from capital share
transactions 405,011 82,851
Net Assets
Increase during period 692,471 309,262
Beginning of period 2,055,400 1,746,138
End of period $ 2,747,871 $ 2,055,400
*Share information (000s)
Shares sold
Investor Class 5,370 3,257
I Class 10,989 5,160
Distributions reinvested
Investor Class 1,798 1,618
I Class 2,523 1,646
Shares redeemed
Investor Class (7,836) (5,835)
I Class (4,289) (3,820)
Increase in shares outstanding 8,555 2,026

T. ROWE PRICE Diversified Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the Diversified
Mid-Cap Growth Fund (Investor Class) and the Diversified Mid-Cap Growth
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Diversified Mid-Cap Growth Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Diversified Mid-Cap Growth Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $3,916,000 for the year ended December 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,706,471 $ — $ 7,836 $ 2,714,307
Convertible Preferred Stocks — — 19,938 19,938
Short-Term Investments 636 — — 636
Securities Lending Collateral 14,667 — — 14,667
Total $ 2,721,774 $ — $ 27,774 $ 2,749,548
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 6,647 $ 1,189 $ 7,836
Convertible Preferred Stocks 17,211 2,727 19,938
Total $ 23,858 $ 3,916 $ 27,774

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $14,234,000; the value of cash collateral and related investments was $14,667,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,279,041,000 and
$1,104,513,000, respectively, for the year ended December 31, 2024.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 105 $ 499
Long-term capital gain 214,419 131,624
Total distributions $ 214,524 $ 132,123

T. ROWE PRICE Diversified Mid-Cap Growth Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 1,900,518
Unrealized appreciation $ 903,053
Unrealized depreciation (54,023)
Net unrealized appreciation (depreciation) $ 849,030
($000s)
Undistributed long-term capital gain $ 17,696
Net unrealized appreciation (depreciation) 849,030
Loss carryforwards and deferrals (312)
Total distributable earnings (loss) $ 866,414

T. ROWE PRICE Diversified Mid-Cap Growth Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $1,256,000 for T. Rowe Price Services, Inc.; and $14,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Diversified
Mid-Cap Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Diversified Mid-Cap Growth Fund,
Inc. (the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $234,984,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $12,868,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $11,976,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F149-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025